Fair value measurement - Non-recurring (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impariment charges for equity investments without readily determinable fair value		¥ 1,022,098,000	¥ 1,450,840,000
Impairment losses from equity investments accounted for using equity method	¥ 264,292,000	79,875,000	¥ 293,274,000
Warrants outstanding | shares			0
Impairment loss on the long-lived assets	2,247,738,000	855,988,000	¥ 125,134,000
Impairment of goodwill	2,501,100,000	0	0
Nonrecurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impariment charges for equity investments without readily determinable fair value	0	1,022,098,000	1,450,840,000
Impairment losses from equity investments accounted for using equity method	264,292,000	79,875,000	293,274,000
Impairment loss on the long-lived assets	¥ 2,535,959,000	¥ 891,180,000	¥ 125,134,000
Value of input used to measure goodwill	16
Impairment of goodwill	¥ 2,501,100,000
Nonrecurring | Level 3 | Privately held investments | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	19
Nonrecurring | Level 3 | Privately held investments | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20